8. Recoverable indirect taxes, charges and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Recoverable indirect taxes, fees and contributions	R$ 1,230,801	R$ 1,243,633
Current portion	(374,015)	(420,284)
Non-current portion	856,786	823,349
Imposto sobre circulacao de mercadorias servicos [member] | Indirect [member]
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Recoverable indirect taxes, fees and contributions	1,188,018	1,201,502
Other [member] | Indirect [member]
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Recoverable indirect taxes, fees and contributions	R$ 42,783	R$ 42,131